Investments in and Advances to Equity Accounted Investments - Schedule of Investments in and Advances to Equity Accounted Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 24,811	$ 25,460
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	24,811	24,546
Gemini Tankers L.L.C.
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 0	$ 914